NON-CONTROLLING INTEREST (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Flying Nickel Warrants Issuable	$ 215,094	$ 0	$ 0
Non-controlling Interest, Balance Ending	1,499,851	0	$ 0
Non-controlling Interest, Balance Beggining	0	$ 0
Flying Nickel Ft Shares And Warrants, Net Of Share Issuance Cost	$ 1,284,757